UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023.

Date of Report (Date of earliest event reported):
February 7, 2024

LEAF CAPITAL FUNDING, LLC1
(name of securitizer)

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001569438

Brian Kestenbaum, Senior Vice President and General Counsel
(267) 402-5633
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐.

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐.

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒.

1 LEAF Capital Funding, LLC (“LCF”) is filing this Form ABS-15G as “securitizer” for purposes of Rule 15Ga-1 of the following transaction, which is covered by this report (the “Specified Transaction”):

-	$637,901,000 Equipment Contract Backed Notes, Series 2023-1, closed on August 16, 2023. Issuer: M&T Equipment (2023-LEAF1), LLC (date of formation: July 26, 2023). Originator: LCF.

This report will contain information with respect to the assets originated by LCF and sold, directly or indirectly, by LCF into the Specified Transaction. The issuer of the Specified Transaction is affiliated with LCF.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

There is no repurchase activity to report.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LEAF CAPITAL FUNDING, LLC (Securitizer)

By:	/s/ Miles Herman
Name:	Miles Herman
	Title:	Chief Executive Officer

Date: February 7, 2024